13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

2/14/2007

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2/14/2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 14, 2007

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		17

Form 13F Information Table Value Total:	$563,792 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA RLTY TR                COM SH BEN  004239-10-9  53,883      2,153,608.00         SOLE                SOLE
AMERICAN INTL GROUP INC       COM         026874-10-7  5,048       70,447.00            SOLE                SOLE
BP PLC                        SPONSRD ADR 055622-10-4  287         4,275.00             SOLE                SOLE
CELGENE CORP                  COM         151020-10-4  363         6,310.00             SOLE                SOLE
CROSSTEX ENERGY INC           COM         22765Y-10-4  4,726       149,133.00           SOLE                SOLE
DOUGLAS EMMETT INC            COM         25960P-10-9  314,446     11,825,715.01        SOLE                SOLE
ELECTRONIC CLEARING HOUSING   COM PAR NEW 285562-50-0  452         24,508.00            SOLE                SOLE
FIRST DATA CORP               COM         319963-10-4  32,308      1,266,000.00         SOLE                SOLE
GRANITE CITY FOOD & BREWERY   COM         38724Q-10-7  150         29,200.00            SOLE                SOLE
ISHARES INC                   MSCI JAPAN  464286-84-8  20,228      1,423,488.00         SOLE                SOLE
KYPHON INC                    COM         501577-10-0  491         12,000.00            SOLE                SOLE
MORGAN STANLEY                GOVT INC TR 61745P-10-6  88,703      9,347,000.00         SOLE                SOLE
SPDR TR                       UNIT SER 1  78462F-10-3  37,529      265,000.00           SOLE                SOLE
SAVVIS INC                    COM NEW     805423-30-8  1,528       42,793.00            SOLE                SOLE
TYCO INTL LTD NEW             COM         902124-10-6  2,034       66,490.00            SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  588         20,614.00            SOLE                SOLE
WYETH                         COM         983024-10-0  1,027       20,176.00            SOLE                SOLE


TOTAL                                                  563,792     26,726,757.01